Contract Assets/(Liabilities) (Tables)	12 Months Ended
Jun. 30, 2024
Contract Assets/(Liabilities) [Abstract]
Schedule of Contract Assets and Liabilities	Contract assets consisted of the following at June 30:
	2024	2023
Revenue recognized to date	$1,662,710	$657,531
Less: progress billings to date	(1,409,683)	(576,970)
Exchange difference	324	102
Contract assets	$253,351	$80,663
Contract assets, current	$253,351	$80,663
Contract assets, non-current	$—	$—

	2024	2023
Billings in advance of performance obligation under contracts	$11,431	$14,383
The movement in contract liabilities is as follows:
	2024	2023
Balance at beginning of the year ended June 30	$14,383	$37,356
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(14,401)	(37,404)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	11,416	14,365
Exchange difference	33	66
Balance at end of the year ended June 30	$11,431	$14,383